CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 4,239,359	¥ 3,820,685	¥ 3,316,238
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	59,663	167	170
Total cash, cash equivalent, restricted cash and restricted cash equivalents	4,299,022	3,820,852	3,316,408
Right-of-use asset	¥ 29,374	¥ 36,032	¥ 32,208